Equity - Noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Balance at the beginning of year	$ (1,743)	$ (4,261)	$ (1,735)
Equity attributable to non-controlling interests
Loss for the year	(1,974)	(2,570)	(2,543)
Transfer of financial liability to noncontrolling interests	0	5,071	0
Changes in fair value of financial assets	(2)	(5)	(26)
Remeasurement of defined benefit pension plans	(1)	17	33
Share-based compensation expenses	8	5	22
New shares issued by subsidiary	8,695	0	(10)
Exchange differences arising on translation of foreign operations	44	0	(2)
Dividends recognised as distributions to owners of parent	(4)	0	0
Balance at the end of year	$ 5,023	$ (1,743)	$ (4,261)